ORGANIZATION AND BASIS OF PRESENTATION - Additional information (Details) ¥ in Thousands, $ in Thousands								1 Months Ended						12 Months Ended
	Dec. 01, 2020	Apr. 07, 2020 CNY (¥) shares	Nov. 13, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 10, 2018 CNY (¥) shares	Mar. 26, 2018 shares	Mar. 31, 2022	Apr. 30, 2021 CNY (¥) shares	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 18, 2019 CNY (¥)
ORGANIZATION AND BASIS OF PRESENTATION
Capital injected amount																¥ 400,000	¥ 700,000
Shares repurchased | shares																			967,408	614,033
Investment in equity method investees														¥ (2,300)	$ (333)	(61,159)	¥ (163,844)
Equity method investments														336,254		277,056					$ 48,752
Common unit value authorized													¥ 1,009,000
Accounts receivable, allowance														¥ 7,764		¥ 4,932					$ 1,126
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
ORGANIZATION AND BASIS OF PRESENTATION
Equity interest in equity method investment								99.00%						99.99%		0.00%					99.99%
Percentage of shares as consideration								2.05%
Guofu Huimei Investment Management Limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Equity method investments										¥ 746,000
ZR Group
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of ownership in equity interest to be repurchased												75.00%
Consideration to be made on acquisition of equity interest												¥ 521,396
ZR Group | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Creditor's rights settled for acquisition of equity interest												166,299
Business combination, consideration transferred												¥ 7,500
ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest withdrawn			77.18%
Consideration			¥ 421,730
Period of equity interest repurchased												4 years
Creditor's rights settled for acquisition of equity interest											¥ 97,106
Consideration for repurchase of equity interest												¥ 521,396
Annual premium percentage to be paid												15.00%
Partners' capital account, contributions													¥ 746,001
Percentage of interest in partnership													73.93%
ZR Guofu | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Consideration to be made on acquisition of equity interest												¥ 521,396
Shanghai Rongchi Medical Management Limited
ORGANIZATION AND BASIS OF PRESENTATION
Common unit value authorized																		¥ 695,305
The Group
ORGANIZATION AND BASIS OF PRESENTATION
Partners' capital account, contributions													¥ 262,999
Percentage of interest in partnership													26.07%
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Capital contributed																							¥ 34,540
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Creditor's rights settled for acquisition of equity interest				¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold										100
Business combination, consideration transferred																		388,500
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold										90
Business combination, consideration transferred																		182,100
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred																		¥ 106,500
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Capital contributed | $																								$ 5,105
Percentage of equity interest sold														78.34		56.77					78.34
Business combination, consideration transferred					¥ 27,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest held after disposal	2.22%
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired														98.19%							98.19%
Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired														79.01%							79.01%
Percentage of equity interest sold										80
Tianjin Jiatai Group
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold					90
Redeemable noncontrolling interest, equity, common, carrying amount																									¥ 434,216
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired														98.19%							98.19%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired														43.90%		46.56%					43.90%
Noncontrolling interest, ownership percentage by noncontrolling owners	2.36%								2.06%													2.05%
Percentage of interest held after disposal														49.44%	49.44%
Guangzhou Concord Medical Cancer Hospital Co Ltd | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business												70.00%
PTC Houston Management | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business												59.51%
CCM Hospital Business | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business												100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold														50.23		50.84					50.23
Business acquisition, equity interest issued or issuable, number of shares | shares		38,888,888				40,000,000	60,000,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | CITIC Industrial
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred		¥ 700,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest in partnership										78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred										¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | CCIC Capital and Other Investor
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred						¥ 1,500,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired										55.00%
Business combination, consideration transferred										¥ 388,500
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Shanghai Meizhong Jiahe Cancer Center Co Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired										54.80%
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																		78.31%
Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																		55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																		54.80%
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																		28.77%
Investors 2021
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred									¥ 400,000
Business acquisition, equity interest issued or issuable, number of shares | shares									18,805,826